Note 6 Maximum credit risk exposure breakdown by counterparty and product (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 423,072	€ 402,586
On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,402	3,040
Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,536	22,890
Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,353	25,171
Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,728	9,463
Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,900	7,223
Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	338,275	322,683
Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,879	12,116
Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	125,612	122,397
Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	28,284	26,671
Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	63,240	59,892
Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	98,776	97,555
Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,013	7,181
Central banks [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,355	7,151
Central banks [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Central banks [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	287	1,345
Central banks [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,673	4,878
Central banks [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	396	927
Central banks [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	286	1,347
Government [member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	23,321	23,265
Government [member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9	6
Government [member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1	1
Government [member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	815	960
Government [member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	198	225
Government [member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Government [member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	22,093	21,662
Government [member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	205	412
Government [member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	256	271
Government [member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	6,721	6,933
credit institutions [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	21,629	17,502
credit institutions [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	95	76
credit institutions [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,548	5,786
credit institutions [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,008	5,329
credit institutions [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	5,978	6,312
credit institutions [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
credit institutions [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,319	4,558
Other financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	14,028	13,251
Other financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	57	73
Other financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3	2
Other financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	766	586
Other financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	11	12
Other financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	65	92
Other financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,078	9,300
Other financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	3,047	3,186
Other financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	699	526
Other financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	496	465
Non financial corporations [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	179,988	171,241
Non financial corporations [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,739	1,933
Non financial corporations [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,958	1,927
Non financial corporations [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	24,576	23,462
Non financial corporations [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,241	8,940
Non financial corporations [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Non financial corporations [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	140,595	134,024
Non financial corporations [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	879	956
Non financial corporations [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,938	24,829
Non financial corporations [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,972	10,938
Non financial corporations [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	7,013	7,181
Households [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	176,751	170,175
Households [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	1,596	1,028
Households [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	22,574	20,959
Households [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	101	88
Households [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	278	285
Households [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	0	0
Households [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	151,829	147,491
Households [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	374	324
Households [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	97,719	96,772
Households [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	2,491	2,430
Households [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	63,240	59,892
Households [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	98,776	97,555
Gross Carrying Amount [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	434,315	413,901
Gross Carrying Amount [Member] | On demand [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	4,566	3,175
Gross Carrying Amount [Member] | Credit card debt [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,232	24,454
Gross Carrying Amount [Member] | Commercial debtors [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	26,568	25,346
Gross Carrying Amount [Member] | Finance leases [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	9,977	9,714
Gross Carrying Amount [Member] | Reverse repurchase loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	8,902	7,234
Gross Carrying Amount [Member] | Other term loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	347,130	331,813
Gross Carrying Amount [Member] | Advances that are not loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	10,941	12,164
Gross Carrying Amount [Member] | Of which mortagage loans collateralized by immovable property [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	128,382	125,328
Gross Carrying Amount [Member] | Of which other collateralized loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	28,550	26,963
Gross Carrying Amount [Member] | Of which credit for consumption [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	67,868	64,303
Gross Carrying Amount [Member] | Of which lending for house purchase [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	100,419	99,224
Gross Carrying Amount [Member] | Of which project finance loans [Member]
Breakdown by counterparty and product [Line Items]
Loans and advances by counterparty and product	€ 7,551	€ 7,743